Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (loss) per share
Schedule of earnings (loss) per share

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Profit (loss) attributable to equity holders of the Company	(4,793,564)	1,258,329	992,647
Weighted average number of ordinary shares outstanding*	1,224,576,751	1,222,224,578	1,190,875,193
Basic earnings (loss) per share (RMB)	(3.91)	1.03	0.83
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic earnings (loss) per share.

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Profit (loss) attributable to equity holders of the Company	(4,793,564)	1,258,329	992,647
Dilution effect arising from preferred shares and other financial instruments issued by subsidiaries	—	(2,404)	(8,141)
Profit (loss) attributable to equity holders of the Company used as the numerator in calculating diluted earnings (loss) per share	(4,793,564)	1,255,925	984,506
Weighted average number of ordinary shares outstanding	1,224,576,751	1,222,224,578	1,190,875,193
Adjustments for the dilutive impact of share options, restricted shares and RSUs	—	22,883,296	28,682,542
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings (loss) per share	1,224,576,751	1,245,107,874	1,219,557,735
Diluted earnings (loss) per share (RMB)	(3.91)	1.01	0.81